Franchise Arrangements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Property And Equipment Under Franchise Arrangements [Member]	Dec. 31, 2012 Property And Equipment Under Franchise Arrangements [Member]	Dec. 31, 2013 Initial Franchise Fee [Member]
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life					20 years
Property and equipment, net	$ 1,244,311	$ 1,176,350	$ 191,422	$ 211,139
Land			$ 58,976	$ 63,839